                                                                   [ZURICH LOGO]









                             Zurich Money Funds '99











    Semiannual Report To Shareholders For The Period Ended January 31, 1999 table of contents


                           SUBJECT                              PAGE

 FUND OBJECTIVES                                                  1
------------------------------------------------------------------------
 PERFORMANCE SUMMARY                                              2
------------------------------------------------------------------------
 VARIABLES AFFECTING PERFORMANCE                                  5
------------------------------------------------------------------------
 PERFORMANCE UPDATE                                               6
------------------------------------------------------------------------
 TERMS TO KNOW                                                    9
------------------------------------------------------------------------
 PORTFOLIO COMPOSITION                                           10
------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                        11
------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                            28
------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                            34
------------------------------------------------------------------------

fund objectives

Zurich Money Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high quality short-term money market instruments consistent with its specific objective as outlined below. Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

 ZURICH MONEY MARKET FUND

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper, securities of the U.S. Government, its agencies, and bank certificates of deposit.

 ZURICH GOVERNMENT MONEY FUND

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 ZURICH TAX-FREE MONEY FUND

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of short-term, high quality tax-exempt municipal securities.

                                                                           --

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
 ZURICH MONEY MARKET FUND
--------------------------------------------------------------------------------

YIELD COMPARISON
Zurich Money Market Fund is compared to its IBC Financial Data category -- The First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by IBC Financial Data. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

[PERFORMANCE GRAPHS]

                  Fund Yield vs. Government Money Fund Average

                           Weekly 7-Day Average Yield

                              FUND YIELD               FIRST TIER MONEY MARKET FUNDS
                              ----------               -----------------------------
8/4/98                           5.29                               5.04
                                 5.32                               5.03
                                 5.32                               5.04
                                 5.32                               5.03
                                 5.30                               5.04
                                 5.29                               5.02
                                 5.31                               5.04
                                 5.30                               5.01
                                 5.26                               4.99
                                 5.22                               4.95
                                 5.20                               4.87
                                 5.10                               4.82
                                 5.11                               4.74
                                 5.06                               4.77
                                 5.06                               4.72
                                 5.06                               4.73
                                 5.04                               4.64
                                 4.98                               4.67
                                 4.99                               4.63
                                 4.99                               4.65
                                 4.98                               4.64
                                 5.00                               4.62
                                 5.02                               4.66
                                 4.96                               4.57
                                 4.88                               4.54
1/26/99                          4.86                               4.46

LIPPER RANKING
Lipper, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/99. Rankings are historical and do not guarantee future performance. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category.

[PERFORMANCE GRAPHS]


                                 LIPPER RANKING
Top Fund            #1 of 35 funds           20 years
Top 9%              #12 of 128 funds         10 years
Top 11%             #22 of 201 funds          5 years
Top 12%             #36 of 311 funds          1 year



10-YEAR PERFORMANCE
This chart shows the value of a hypothetical $10,000 investment in Zurich Money Market Fund over the past 10 years with all dividends reinvested. The returns shown are historical and do not guarantee future performance.

[PERFORMANCE GRAPHS]

                              10-Year Performance

                Performance of a $10,000 Hypothetical Investment

                                          10-YEAR PERFORMANCE
                                          -------------------
2/1/89                                         10000.00
                                               10917.00
                                               11807.00
                                               12484.00
                                               12908.00
                                               13278.00
                                               13836.00
                                               14620.00
                                               15381.00
                                               16210.00
1/31/99                                        17051.00

--------------------------------------------------------------------------------
 ZURICH GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

YIELD COMPARISON
Zurich Government Money Fund is compared to its IBC Financial Data category -- The Government Money Fund Average which consists of all non-institutional government money market funds tracked by IBC Financial Data. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

[PERFORMANCE GRAPHS]

                  Fund Yield vs. First Tier Money Fund Average

                           Weekly 7-Day Average Yield

                                 FUND YIELD               GOVERNMENT MONEY MARKET FUNDS
                                 ----------               -----------------------------
8/4/98                              5.31                               4.99
                                    5.27                               4.94
                                    5.29                               4.96
                                    5.29                               4.93
                                    5.28                               4.97
                                    5.24                               4.94
                                    5.26                               4.98
                                    5.23                               4.89
                                    5.19                               4.84
                                    5.03                               4.75
                                    4.93                               4.63
                                    4.81                               4.55
                                    4.74                               4.41
                                    4.79                               4.59
                                    4.85                               4.46
                                    4.77                               4.52
                                    4.78                               4.31
                                    4.80                               4.42
                                    4.78                               4.33
                                    4.76                               4.41
                                    4.78                               4.37
                                    4.82                               4.36
                                    4.78                               4.38
                                    4.73                               4.29
                                    4.69                               4.33
1/26/99                             4.64                               4.25

LIPPER RANKING
Lipper, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/99. Rankings are historical and do not guarantee future performance. The Lipper category used for comparison is the Lipper Government Money Market Fund category.

[PERFORMANCE GRAPHS]

                           LIPPER RANKING
Top 6%              #3 of 48 funds            10 years
Top 7%              #6 of 85 funds             5 years
Top 12%             #14 of 114 funds           1 year



10-YEAR PERFORMANCE
This chart shows the value of a hypothetical $10,000 investment in Zurich Government Money Fund over the past 10 years, with all dividends reinvested. The returns shown are historical and do not guarantee future performance.

[PERFORMANCE GRAPHS]

                              10-Year Performance

                Performance of a $10,000 Hypothetical Investment

                                                 10-YEAR PERFORMANCE
                                                 -------------------
2/1/89                                                10000.00
                                                      10911.00
                                                      11785.00
                                                      12446.00
                                                      12876.00
                                                      13250.00
                                                      13806.00
                                                      14591.00
                                                      15349.00
                                                      16171.00
1/31/99                                               16996.00

 ZURICH TAX-FREE MONEY FUND

YIELD COMPARISON
Zurich Tax-Free Money Fund is compared to its IBC Financial Data category -- The Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by IBC Financial Data. Returns are historical and do not guarantee future results. Fund yields fluctuate. Income from Zurich Tax-Free Money Fund may be subject to state and local taxes and the alternative minimum tax.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

PERFORMANCE GRAPHS

                                                                         FUND YIELD                TAX-FREE MONEY MARKET FUNDS
                                                                         ----------                ---------------------------
8/3/98                                                                      3.42                               3.11
                                                                            3.26                               2.83
                                                                            3.29                               2.97
                                                                            3.28                               2.95
                                                                            3.29                               2.96
                                                                            3.18                               2.77
                                                                            3.23                               2.91
                                                                            3.51                               3.21
                                                                            3.67                               3.36
                                                                            3.46                               3.14
                                                                            3.25                               2.93
                                                                            3.22                               2.91
                                                                            3.05                               2.82
                                                                            3.09                               2.82
                                                                            2.93                               2.71
                                                                            2.99                               2.81
                                                                            3.05                               2.89
                                                                            2.96                               2.82
                                                                            2.66                               2.53
                                                                            2.89                               2.71
                                                                            3.07                               2.89
                                                                            3.27                               3.10
                                                                            3.47                               3.31
                                                                            2.80                               2.67
                                                                            2.76                               2.59
1/25/99                                                                     2.72                               2.53

LIPPER RANKING
Lipper, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/99. Rankings are historical and do not guarantee future performance. The Lipper category used for comparison is the Lipper Tax-Exempt Money Market Fund category.

PERFORMANCE GRAPHS

10-YEAR PERFORMANCE
This chart shows the value of a hypothetical $10,000 investment in Zurich Tax-Free Money Fund over the past 10 years, with all dividends reinvested. The returns shown are historical and do not guarantee future performance.

PERFORMANCE GRAPHS

                                                                          10-YEAR PERFORMANCE
                                                                          -------------------
2/1/89                                                                         10000.00
                                                                               10628.00
                                                                               11238.00
                                                                               11721.00
                                                                               12043.00
                                                                               12313.00
                                                                               12660.00
                                                                               13132.00
                                                                               13568.00
                                                                               14039.00
1/31/99                                                                        14497.00

                                                                        --
variables affecting
performance

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

 MONETARY POLICY
Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

 INTEREST RATES
Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

 AVERAGE LENGTH OF MATURITY
Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(ALSO SEE "TERMS TO KNOW" SECTION)

                                                                           --
performance update

 AN INTERVIEW WITH PORTFOLIO MANAGER FRANK RACHWALSKI
[RACHWALSKI PHOTO]
                             With three consecutive cuts in interest rates during the last six months, the Federal Reserve Board (the "Fed") had a big impact on money market funds. Since yields will always move, with some lag-time in the same direction as the Federal Funds Rate, the six months covered in this report
                             (8/1/98 -- 1/31/99) proved to be challenging for money market fund managers. Lead portfolio manager Frank Rachwalski discusses market events and Zurich Money Funds' performance during this time period.

                             ---------------------------------------------------
FRANK RACHWALSKI IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF ZURICH MONEY FUNDS. MR. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.


Q FRANK, PRIOR TO THE INTEREST RATE CUTS STARTING IN SEPTEMBER 1998, THE FED HAD LEFT INTEREST RATES UNCHANGED FOR OVER A YEAR. WITH A STABLE U.S. ECONOMY AND LOW EXPECTATION OF INFLATION, WHAT PROMPTED THE FED TO
CHANGE COURSE IN THEIR POLICY?
       -------------------------------------------------------------------------


A Several factors entered into the decision. The economic problems in Asia that surfaced toward the end of 1997 continued with political leadership in these countries unable to correct the situation. In addition, economic problems in Russia and Latin America appeared. Eventually, the financial turmoil overseas started to take its toll on the U.S. economy with the stock market plunge in late August as investors fled to safer investments. In fact, with foreign and domestic investors pouring money into U.S. Treasury securities, the 30-Year Treasury bond was trading below the Fed Funds Rate for the first time since 1989. The Fed needed to take action at this point to both
--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.


---
 6
stabilize financial markets and provide some protection from slower economic growth by lowering interest rates.


Q       DID THIS MOVE WORK?

        ------------------------------------------------------------------------


A Yes, it did. You saw a quick recovery in the stock market and investor concerns dissipated, which in turn brought the spread between long-term rates for U.S. Treasuries and the Fed Funds Rate more in line.



Q HOW DID ALL THIS TURMOIL, INCLUDING THE THREE CONSECUTIVE CUTS IN INTEREST RATES AFFECT THE ZURICH MONEY FUNDS?

        ------------------------------------------------------------------------


A Invariably, the rate cuts caught up with the Funds. There is no way around it because money market funds invest in shorter maturities, so when the rates on short-term securities drop, the Funds' yields will follow.



Q WHAT WAS YOUR INVESTMENT STRATEGY FOR THE FUNDS DURING THIS TIME, AND HOW DO YOU FEEL THEY PERFORMED GIVEN THIS MARKET CLIMATE?
       -------------------------------------------------------------------------


A At the beginning of this period, we wanted to extend maturities because we felt the Fed was going to lower interest rates, but with long-term issues unattractively priced, there wasn't any reward in extending.
However, when rates started getting more in balance toward the end of the year, we selectively looked to extend and when the market offered value for longer maturities, we took advantage of the opportunity. In all, I feel the Funds performed as they should in a period of volatility and lowered interest rates.

                                                                       Continued

                                                                             ---

Q WHAT DO YOU SEE HAPPENING IN THE MARKETPLACE DURING THE NEXT SIX MONTHS AND WHAT IS YOUR STRATEGY FOR THE FUTURE?

        ------------------------------------------------------------------------


A We see continued moderate growth without any increases in inflation. An extended period of Fed neutrality -- where they leave interest rates alone -- is anticipated. Based on this prediction, we're going to keep the maturities of our investments in the neutral range -- between 25-30 days. Our main goal is to search for value to ensure the consistent performance we feel we have always provided our shareholders.




---
 8
terms to know


7-DAY AVERAGE           Every money market fund calculates its yield according
YIELD                   to a standardized method prescribed by the Securities
                        and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

MATURITY Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

FEDERAL FUNDS           Commercial banks are required to keep these funds on
("FED FUNDS")           deposit at the Federal Reserve Bank in their district.
                        In order to meet these reserve requirements, occasionally commercial banks need to borrow funds.
                        These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market". The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

U.S. TREASURIES         These debt securities are issued by the U.S. Treasury
                        and include Treasury bills, Treasury bonds and Treasury notes. They are considered to be the safest of all securities. Their safety rests in the power of the U.S.
                        government to obtain tax revenues in order to repay its obligations, and in its historical record of always having done so.

                                                                           --
portfolio composition


                   ZURICH MONEY MARKET FUND                    On 1/31/99*
                              Commercial paper                        74%
                              ------------------------------------------------
                              Domestic CD's                           13
                              ------------------------------------------------
                              Repurchase agreements                    6
   ZURICH MONEY MARKET        ------------------------------------------------
     FUND PIE CHART           Foreign CD's                             5
                              ------------------------------------------------
                              U.S. Government agency notes             2
                              ------------------------------------------------
                                                                     100%
                                 WEIGHTED AVERAGE MATURITY+
                              Zurich Money Market Fund           29 days
                              ------------------------------------------------
                              First Tier Money Fund Average      61 days
                 ZURICH GOVERNMENT MONEY FUND                  On 1/31/99*
                              Federal agencies                        72%
                              ------------------------------------------------
                              Repurchase agreements                   28
   ZURICH GOVERNMENT MONEY    ------------------------------------------------
        FUND PIE CHART                                                100%
                                 WEIGHTED AVERAGE MATURITY+
                              Zurich Government Money Fund       41 days
                              ------------------------------------------------
                              Government Money Fund Average      50 days

                  ZURICH TAX-FREE MONEY FUND                   On 1/31/99*
                              Variable rate demand notes              62%
                              ------------------------------------------------
                              Tax-exempt commercial paper             35
                              ------------------------------------------------
                              General market obligations               2
   ZURICH TAX-FREE MONEY      ------------------------------------------------
       FUND PIE CHART         Tender securities                        1
                              ------------------------------------------------
                                                                     100%
                                 WEIGHTED AVERAGE MATURITY+
                              Zurich Tax-Free Money Fund         19 days
                              ------------------------------------------------
                              Tax-Free Money Fund Average        41 days

* Portfolio composition and holdings are subject to change.
+ The Funds are compared to their respective IBC Financial Data category: The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data.
Weighted average maturity for Zurich Money Market Fund and Zurich Government Money Fund data is as of 1/26/99, Zurich Tax-Free Money Fund is as of 1/25/99.

  --
  10

Zurich Money Market Fund
portfolio of investments

January 31, 1999 (unaudited)

(value in thousands)

                             CORPORATE OBLIGATIONS
      BANKING -- 8.7%            RATE             MATURITY         VALUE
 ABN-Amro North America
 Finance, Inc.               4.92%           3/30/99             $   24,808
 --------------------------------------------------------------------------
 Banque National de Paris    4.92% - 5.18%   3/25/99 - 3/31/99       49,684
 --------------------------------------------------------------------------
 Bayerische Hypothenken-Und
 Vereinsbank A.G.            4.91%           4/6/99                  49,569
 --------------------------------------------------------------------------
 Commonwealth Bank of
 Australia                   4.91%           4/7/99                  24,781
 --------------------------------------------------------------------------
 Deutsche Bank Financial,
 Inc.                        4.88%           3/9/99                  49,758
 --------------------------------------------------------------------------
 Merita N.A., Inc.           5.32%           2/10/99                 49,934
 --------------------------------------------------------------------------
 Nordebanken N.A., Inc.      5.33%           2/17/99                 49,883
 --------------------------------------------------------------------------
 Societe Generale            4.93%           4/6/99                  49,567
 --------------------------------------------------------------------------
 UBS Finance, Inc.           4.86%           3/8/99                  24,883
 --------------------------------------------------------------------------
 Wells Fargo & Co.           5.18%           3/12/99                 49,723
 ------------------------------------------------------------------------------
                                                                    422,590
 BUSINESS LOANS -- 16.7%
 Asset Portfolio Funding
   Corp.                     4.87%           3/18/99                 49,697
 --------------------------------------------------------------------------
 Asset Securitization
 Cooperative Corp.           4.88% - 5.43%   2/19/99 - 3/3/99        49,832
 --------------------------------------------------------------------------
 BP Capital, PLC             4.81%           2/1/99                  25,000
 --------------------------------------------------------------------------
 Ciesco L.P.                 5.34%           2/9/99                  49,942
 --------------------------------------------------------------------------
 Corporate Asset Funding     5.43%           2/11/99 - 2/18/99       34,938
 --------------------------------------------------------------------------
 Enterprise Capital Funding
 Corp.                       4.91%           2/26/99                 24,915
 --------------------------------------------------------------------------
 Fairway Finance Corp.       5.38%           2/25/99                 39,859
 --------------------------------------------------------------------------
 Falcon Asset
 Securitization Corp.        5.27% - 5.42%   2/4/99 - 2/8/99         49,963
 --------------------------------------------------------------------------
 International
 Securitization Corp.        4.88% - 4.89%   3/15/99 - 3/25/99       39,753
 --------------------------------------------------------------------------
 Lexington Parker Capital
 Co.                         5.51%           2/18/99                 49,872
 --------------------------------------------------------------------------
 Madison Funding Corp.       5.63%           2/10/99                 24,965
 --------------------------------------------------------------------------

                                                                           --

(value in thousands)

                                 RATE             MATURITY         VALUE
 Mont Blanc Capital Corp.    4.89%           3/22/99             $   24,835
 --------------------------------------------------------------------------
 Monte Rosa Capital Corp.    4.88% - 4.89%   3/15/99 - 3/26/99       49,680
 --------------------------------------------------------------------------
 Old Line Funding Corp.      4.93%           2/24/99                 49,843
 --------------------------------------------------------------------------
 Preferred Receivables
 Funding Corp.               4.91% - 5.35%   2/9/99 - 3/1/99         44,921
 --------------------------------------------------------------------------
 Quincy Capital Corp.        5.47%           2/5/99                  19,988
 --------------------------------------------------------------------------
 Receivables Capital Corp.   4.88% - 5.33%   2/1/99 - 3/19/99        54,845
 --------------------------------------------------------------------------
 Sheffield Receivables
 Corp.                       4.89%           4/12/99                 24,765
 --------------------------------------------------------------------------
 Special Purpose Accounts
 Receivables Cooperative     4.91%           3/24/99                 49,655
 --------------------------------------------------------------------------
 Wood Street Funding Corp.   4.91% - 5.48%   2/12/99 - 3/16/99       49,813
 ------------------------------------------------------------------------------
                                                                    807,081
   CAPITAL AND EQUIPMENT
      LENDING -- 9.2%
 Ace Overseas Corp.          4.96%           4/8/99 - 4/14/99        49,530
 --------------------------------------------------------------------------
 (a)American Honda Finance
 Corp.                       4.92% - 5.01%   2/8/99 - 2/26/99        60,493
 --------------------------------------------------------------------------
 (a)Caterpillar Financial
 Services Corp.              5.33%           2/16/99                 25,000
 --------------------------------------------------------------------------
 Centric Capital Corp.       4.92% - 5.33%   2/2/99 - 3/29/99        59,844
 --------------------------------------------------------------------------
 Chrysler Financial Corp.    5.32%           2/23/99                 49,840
 --------------------------------------------------------------------------
 (a)John Deere Capital
 Corp.                       5.19% - 5.25%   2/9/99 - 3/10/99        94,994
 --------------------------------------------------------------------------
 Moat Funding, LLC           4.95% - 5.27%   3/22/99 - 4/5/99        49,609
 --------------------------------------------------------------------------
 National Rural Utilities
 CFC                         5.12%           3/30/99                  9,920
 --------------------------------------------------------------------------
 (a)Sigma Finance, Inc.      4.88%           2/1/99                  45,000
 ------------------------------------------------------------------------------
                                                                    444,230
 CAPTIVE BUSINESS LENDING -- 4.7%
 British Gas Capital, Inc.   5.25%           2/19/99                 24,935
 --------------------------------------------------------------------------
 CSW Credit, Inc.            5.34% - 5.35%   2/11/99 - 2/16/99       49,908
 --------------------------------------------------------------------------

  --
  12

                                 RATE             MATURITY         VALUE
 California,
 Oakland-Alameda County
 Coliseum                    4.90%           3/9/99              $   25,000
 --------------------------------------------------------------------------
 (a)FINOVA Capital Corp.     5.29%           3/11/99                 55,000
 --------------------------------------------------------------------------
 Petrobras International
 Finance Co.                 5.25%           2/16/99                 19,957
 --------------------------------------------------------------------------
 (a)Prudential Funding
 Corp.                       4.83%           3/5/99                  49,787
 ------------------------------------------------------------------------------
                                                                    224,587
 CONSUMER LENDING -- 7.6%
 (a)Countrywide Home Loans   4.94% - 5.22%   2/26/99 - 4/27/99       55,000
 --------------------------------------------------------------------------
 (a)(b)GMAC Mortgage
 Corporation
 of Pennsylvania             5.22%           2/1/99                  60,000
 --------------------------------------------------------------------------
 (a)Household Finance Corp.  4.94%           2/26/99                 39,998
 --------------------------------------------------------------------------
 J.C. Penney Funding Corp.   4.96%           3/10/99                 49,747
 --------------------------------------------------------------------------
 New Center Asset Trust      4.92%           3/11/99                 49,742
 --------------------------------------------------------------------------
 Sears Roebuck Acceptance
 Corp.                       5.33%           2/12/99                 49,920
 --------------------------------------------------------------------------
 Transamerica Finance Corp.  4.87%           3/10/99                 24,876
                             (a)5.22%        4/22/99                 40,000
 ------------------------------------------------------------------------------
                                                                    369,283
 CONSUMER PRODUCTS AND SERVICES -- 1.0%
 Coca-Cola Enterprises,
   Inc.                      4.89% - 5.30%   2/2/99 - 3/30/99        49,804
 ------------------------------------------------------------------------------
 DIVERSIFIED FINANCE -- 15.5%
 Alpine Securitization
   Corp.                     4.92%           2/16/99                 49,898
 --------------------------------------------------------------------------
 Amsterdam Funding Corp.     4.93%           3/4/99 - 4/14/99        49,651
 --------------------------------------------------------------------------
 Associates Corp. of
 North America               4.88%           3/4/99                  49,791
 --------------------------------------------------------------------------
 Barton Capital Corp.        4.86% - 5.46%   2/24/99 - 3/9/99        59,762
 --------------------------------------------------------------------------
 (a)CIT Group Holdings,
 Inc.                        4.84% - 5.04%   2/1/99 - 4/14/99        54,976
 --------------------------------------------------------------------------

                                                                           --

(value in thousands)

                                 RATE             MATURITY         VALUE
 CXC, Inc.                   4.88% - 5.38%   2/19/99 -3/23/99    $   49,766
 --------------------------------------------------------------------------
 Clipper Receivables Corp.   5.37%           2/5/99                  49,971
 --------------------------------------------------------------------------
 Eureka Securitization,
 Inc.                        4.88%           3/23/99                 24,832
 --------------------------------------------------------------------------
 Export Development Corp.    4.80%           2/4/99                  24,990
 --------------------------------------------------------------------------
 (a)General Electric
 Capital Corp.               5.19%           3/9/99                  25,000
 --------------------------------------------------------------------------
 Heller Financial, Inc.      5.50% - 5.58%   2/26/99 - 3/17/99       49,740
 --------------------------------------------------------------------------
 Norwest Financial Corp.     5.33%           3/1/99                  49,796
 --------------------------------------------------------------------------
 Paccar Financial Corp.      5.14%           3/25/99                 24,817
 --------------------------------------------------------------------------
 Thunder Bay Funding, Inc.   4.88%           4/1/99                  24,802
 --------------------------------------------------------------------------
 Twin Towers, Inc.           4.94% - 5.37%   2/22/99 - 3/10/99       39,828
 --------------------------------------------------------------------------
 Variable Funding Capital
 Corp.                       4.87%           3/19/99                 24,845
 --------------------------------------------------------------------------
 Windmill Funding Corp.      4.88% - 4.91%   3/11/99 - 4/1/99        74,521
 --------------------------------------------------------------------------
 Xerox Credit Corp.          4.82%           2/1/99                  25,000
 ------------------------------------------------------------------------------
                                                                    751,986
 FINANCIAL SERVICES -- 5.7%
 (a)Bear Stearns Cos., Inc.  4.93% - 5.69%   2/8/99 - 2/18/99        53,000
 --------------------------------------------------------------------------
 (a)CS First Boston, Inc.    4.86%           2/1/99                  54,997
 --------------------------------------------------------------------------
 (a)Goldman Sachs Group,
 L.P.                        5.05%           2/8/99                  50,000
 --------------------------------------------------------------------------
 (a)Lehman Brothers
 Holdings, Inc.              5.01%           2/22/99                 58,000
 --------------------------------------------------------------------------
 (a)Merrill Lynch & Co.,
 Inc.                        4.94%           2/22/99                 35,000
 --------------------------------------------------------------------------
 Salomon Smith Barney
 Holdings, Inc.              5.37%           2/17/99                 24,941
 ------------------------------------------------------------------------------
                                                                    275,938
 HEALTH CARE -- .4%
 Baxter International, Inc.  4.87%           2/3/99                  19,995
 ------------------------------------------------------------------------------

  --
  14

                         MANUFACTURING/
 INDUSTRIAL -- .8%           RATE            MATURITY                 VALUE
 Monsanto Co.                5.19%           2/1/99              $   15,000
 --------------------------------------------------------------------------
 (a)Xerox Capital Europe,
 PLC                         5.14%           2/22/99                 24,995
 ------------------------------------------------------------------------------
                                                                     39,995
 UTILITIES -- 4.0%
 Ameritech Corp.             4.82%           2/3/99                  24,993
 --------------------------------------------------------------------------
 California
   Oakland-Alameda County
   Coliseum                  5.40%           2/3/99                  25,000
   Pollution Control
   Financing Auth.           4.90%           4/9/99                  25,000
 --------------------------------------------------------------------------
 Frontier Corp.              4.96%           4/5/99                  24,786
 --------------------------------------------------------------------------
 GTE Corp.                   5.40%           2/11/99                 24,963
 --------------------------------------------------------------------------
 New Hampshire, Industrial
 Development Authority       5.38%           2/12/99                 25,000
 --------------------------------------------------------------------------
 Texas, Brazos River
 Authority                   5.20% - 5.30%   2/26/99 - 3/12/99       45,000
 ------------------------------------------------------------------------------
                                                                    194,742
 ------------------------------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS -- 74.3%
 (AVERAGE MATURITY: 32 DAYS)                                      3,600,231

                                BANK OBLIGATIONS
 CERTIFICATES OF DEPOSIT --
 U.S. BANKS -- 13.0%
 (a)Amex Centurian Bank      4.94% - 4.95%   2/16/99 - 2/18/99       30,000
 --------------------------------------------------------------------------
 (a)Bankers Trust Co.        4.83% - 4.86%   2/1/99                  49,994
 --------------------------------------------------------------------------
 (a)FCC National Bank        4.80%           2/1/99                  54,987
 --------------------------------------------------------------------------
 (a)First National Bank of
 Boston                      4.89% - 5.06%   2/1/99 - 4/7/99         55,000
 --------------------------------------------------------------------------

                                                                           --

(value in thousands)

                                 RATE             MATURITY         VALUE
 (a)First Union National
 Bank                        5.42%           2/16/99             $   50,000
 --------------------------------------------------------------------------
 Fleet National Bank, N.A.   4.92%           4/15/99                 50,000
 --------------------------------------------------------------------------
 (a)J.P. Morgan & Co., Inc.  4.94%           2/8/99                  54,986
 --------------------------------------------------------------------------
 (a)Key Bank, N.A.           4.89%           2/26/99                 54,982
 --------------------------------------------------------------------------
 MBNA America Bank, N.A.     5.25%           3/26/99                 50,000
 --------------------------------------------------------------------------
 (a)Nationsbank, N.A.        4.83% - 5.04%   2/1/99 - 4/1/99         39,991
 --------------------------------------------------------------------------
 (a)Northern Trust Corp.     4.93%           2/8/99                  54,980
 --------------------------------------------------------------------------
 (a)PNC Bank, N.A.           5.13%           2/3/99                  15,000
 --------------------------------------------------------------------------
 (a)U.S. Bank, N. A.         4.93%           2/17/99                 49,991
 --------------------------------------------------------------------------
 (a)Wachovia Bank, N.A.      4.84%           2/19/99                 19,999
 ------------------------------------------------------------------------------
                                                                    629,910
                   CERTIFICATES OF DEPOSIT --
 FOREIGN BANKS -- 5.1%
 Bank of Nova Scotia         5.31%           2/3/99                  50,000
 --------------------------------------------------------------------------
 Canadian Imperial Bank of
 Commerce                    5.15%           3/25/99                 59,980
 --------------------------------------------------------------------------
 (a)National Bank of Canada  5.00%           2/5/99                  15,000
 --------------------------------------------------------------------------
 (a)Royal Bank of Canada     4.80%           2/1/99                  19,994
 --------------------------------------------------------------------------
 (a)Svenska Handelsbanken    5.34%           2/18/99                 34,997
 --------------------------------------------------------------------------
 Toronto-Dominion Bank       (a)4.88%        2/16/99                 14,994
                             5.13%           3/8/99                  50,000
 ------------------------------------------------------------------------------
                                                                    244,965
 ------------------------------------------------------------------------------
 TOTAL BANK OBLIGATIONS -- 18.1%
 (AVERAGE MATURITY: 28 DAYS)                                        874,875

  --
  16

                   CERTIFICATES OF DEPOSIT --
 FOREIGN BANKS -- 5.1%
       (c) REPURCHASE
         AGREEMENTS              RATE             MATURITY         VALUE
 (DATED 1/99, COLLATERALIZED BY FEDERAL HOME LOAN MORTGAGE
 CORPORATION, FEDERAL NATIONAL MORTGAGE ASSOCIATION AND
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES)
 CS First Boston, Inc.
 (held at The Chase
 Manhattan Bank)             4.80%           3/2/99 - 3/5/99     $  125,000
 ------------------------------------------------------------------------------
 Salomon Brothers, Inc.
 (held at The Bank of New
 York)                       4.80%           3/2/99 - 3/17/99       175,000
 ------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS -- 6.2%
 (AVERAGE MATURITY: 38 DAYS)                                        300,000

                  U.S. GOVERNMENT AGENCY NOTES
 (a)Federal National
 Mortgage Association        4.44%           2/2/99                  54,933
 --------------------------------------------------------------------------
 (a)Student Loan Marketing
 Association                 4.61%           2/2/99                  19,951
 ------------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCY NOTES -- 1.5%
 (AVERAGE MATURITY: 4 DAYS)                                          74,884

 ------------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 100.1%
 (AVERAGE MATURITY: 31 DAYS)                                      4,849,990
 ------------------------------------------------------------------------------
 LIABILITIES, LESS OTHER ASSETS -- (.1)%                             (5,959)
 ------------------------------------------------------------------------------
 NET ASSETS -- 100%                                              $4,844,031

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

                                                                           --

Zurich Government Money Fund
portfolio of investments

January 31, 1999 (unaudited)

(value in thousands)


      SHORT-TERM NOTES            RATE            MATURITY        VALUE

 (ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR
 INSTRUMENTALITIES)
 (a)Agency for
 International Development
   Government of Israel      4.94%,          7/1/99              $ 1,791
 ------------------------------------------------------------------------
 (a)Export-Import Bank of
 the United States
   Cathay Pacific Airway,
 Ltd.                        5.18%           4/15/99               1,193
   KA Leasing, Ltd.          5.19%           2/15/99               6,912
   Kuwait Investment
 Authority                   5.03%           2/15/99               7,613
 ------------------------------------------------------------------------
 (a)Federal Home Loan Bank   5.03%           10/29/99             15,000
 ------------------------------------------------------------------------
 Federal Home Loan Mortgage
 Corp.                       5.00% - 5.15%   2/5/99 - 3/29/99    149,051
 ------------------------------------------------------------------------
 Federal National Mortgage
 Association                 (a)4.44% - 5.06% 2/2/99 - 3/6/99     57,941
                             4.82% - 5.14%   2/16/99 - 3/25/99   135,378
 ------------------------------------------------------------------------
 (a)Overseas Private
 Investment Corp.
   International Paper Co.   4.91%           4/15/99               3,600
   Omolon                    4.81%           2/2/99               18,501
 ------------------------------------------------------------------------
 (a)Student Loan Marketing
 Association                 4.66%           2/2/99              115,779
 ------------------------------------------------------------------------
 TOTAL SHORT-TERM NOTES -- 72.3%
 (AVERAGE MATURITY: 29 DAYS)                                     512,759

  --
  18

 (c) REPURCHASE AGREEMENTS        RATE            MATURITY        VALUE

 DATED 1/99, COLLATERALIZED BY FEDERAL HOME LOAN MORTGAGE
 CORPORATION, FEDERAL NATIONAL MORTGAGE ASSOCIATION AND
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES)
 Bear Stearns Cos., Inc.
 (held at The Bank of New
 York)                       4.85% - 5.18%   2/10/99 - 4/7/99    $103,000
 ------------------------------------------------------------------------
 Chase Securities, Inc.
 (held at The Chase
 Manhattan Bank)             4.85% - 4.86%   2/17/99 - 3/2/99     22,000
 ------------------------------------------------------------------------
 Goldman, Sachs Group, L.P.
 (held at The Bank of New
 York)                       4.80%           2/24/99              35,000
 ------------------------------------------------------------------------
 Morgan Stanley, Dean
 Witter & Co.
 (held at The Bank of New
 York)                       4.90%           2/2/99                5,000
 ------------------------------------------------------------------------
 Salomon Smith Barney
 Holdings, Inc.
 (held at The Bank of New
 York)                       4.80% - 4.92%   2/3/99 - 3/8/99      29,000
 ------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS -- 27.4%
 (AVERAGE MATURITY: 35 DAYS)                                     194,000

 ------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 99.7%
 (AVERAGE MATURITY: 31 DAYS)
                                                                 706,759
 ------------------------------------------------------------------------
 CASH AND OTHER ASSETS, LESS LIABILITIES -- .3%                    1,850
 ------------------------------------------------------------------------
 NET ASSETS -- 100%                                              $708,609

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

                                                                           --

Zurich Tax-Free Money Fund
portfolio of investments

January 31, 1999 (unaudited)

(value in thousands)


                    (A) VARIABLE RATE DEMAND SECURITIES
               ARIZONA                     RATE                 VALUE
 Apache County,
 Industrial Development Authority     2.75%
                                                               $10,000
 --------------------------------------------------------------------------
 Maricopa County,
 Pollution Control Revenue            2.75%
                                                                 9,000
                               CALIFORNIA
 Statewide Communities
 Development Authority,
 Multi-Family Revenue                 3.90%
                                                                 5,000
 --------------------------------------------------------------------------
 Los Angeles
   Harbor Improvement Corp.           3.10%
                                                                11,200
   Regional Airports Improvement
   Corp.                              3.25%
                                                                 4,000
                          DISTRICT OF COLUMBIA
 American Public Health Association   2.75%
                                                                 6,000
 --------------------------------------------------------------------------
 General Obligation                   3.30% - 3.40%
                                                                26,800
                                FLORIDA
 Broward County,
 Industrial Development Revenue       3.00%
                                                                 5,900
 --------------------------------------------------------------------------
 Dade County,
 Water and Sewer Systems Revenue      2.65%
                                                                 9,500
 --------------------------------------------------------------------------
 Orange County,
 Health Facilities Authority          2.75%
                                                                 7,700
 --------------------------------------------------------------------------
 Sarasota County,
 Health Facilities Authority          2.75%
                                                                 4,500
                                GEORGIA
 Cartersville,
 Industrial Development Revenue       3.20%
                                                                 3,600
 --------------------------------------------------------------------------
 De Kalb County,
 Development Authority Pollution
 Control Revenue                      2.80%
                                                                 5,000
 --------------------------------------------------------------------------
 Fulton County
   Development Authority              2.75%
                                                                 7,145
   Morehouse College                  2.75%
                                                                 6,420
 --------------------------------------------------------------------------

  --
  20

                                           RATE                 VALUE
 Gainesville-Riverside,
 Redevelopment Authority Revenue      2.75%
                                                               $ 8,000
                                ILLINOIS
 Development Finance Authority        2.91%
                                                                40,470
 --------------------------------------------------------------------------
 Health Facilities Authority          2.90%
                                                                 8,285
 --------------------------------------------------------------------------
 Student Assistance Commission        2.80%
                                                                 6,500
 --------------------------------------------------------------------------
 Chicago
   Industrial Development Revenue     2.90%
                                                                 3,700
   O'Hare International Airport
   Revenue                            3.20%
                                                                 5,600
 --------------------------------------------------------------------------
 Cicero,
 Industrial Development Revenue       2.90%
                                                                 3,130
 --------------------------------------------------------------------------
 Hillside,
 Economic Development Authority       2.90%
                                                                 6,000
 --------------------------------------------------------------------------
 McHenry,
 Industrial Project Revenue           2.90%
                                                                 5,500
 --------------------------------------------------------------------------
 Mundelein,
 Industrial Development Revenue       2.90%
                                                                 6,500
 --------------------------------------------------------------------------
 Springfield,
 Industrial Development Revenue       2.90%
                                                                 6,500
 --------------------------------------------------------------------------
 Woodridge,
 Industrial Development Revenue       2.90%
                                                                 5,100
 --------------------------------------------------------------------------
 Woodstock,
 Industrial Development Revenue       2.90%
                                                                 5,500

                                INDIANA
 Health Facility Financing Authority  2.70%
                                                                12,150
 --------------------------------------------------------------------------
 Ossian,
 Economic Development Revenue         2.80%
                                                                 4,700
 --------------------------------------------------------------------------
 Rockport,
 Pollution Control Revenue            2.80%
                                                                10,000

                                                                           --

(value in thousands)

                KANSAS                     RATE                 VALUE
 Kansas City,
 Pollution Control Revenue            2.80%
                                                               $ 4,350
                                KENTUCKY
 Lexington-Fayette
 Urban County Government Industrial
 Building Revenue                     3.40%
                                                                 4,200
 --------------------------------------------------------------------------
 Mason County,
 Pollution Control Revenue            2.80%
                                                                14,000
 --------------------------------------------------------------------------
 Mayfield,
 Multi-City Lease Revenue             2.85%
                                                                11,200
                               LOUISIANA
 Caddo Parish,
 Industrial Development Board         2.85%
                                                                 8,500
                                 NEVADA
 Department of Commerce               3.15%
                                                                 4,650
                               NEW MEXICO
 Belen,
 Industrial Development Revenue       2.90%
                                                                 4,765
 --------------------------------------------------------------------------
 Farmington,
 Pollution Control Revenue            2.75%
                                                                 6,300
                             NORTH CAROLINA
 Medical Care Commission,
 Retirement Community Revenue         2.75%
                                                                 5,000
 --------------------------------------------------------------------------
 Wake County,
 Pollution Control Financing
 Authority Revenue                    2.70%
                                                                10,500

  --
  22

                 OHIO                      RATE                 VALUE
 Portage County,
 Industrial Development Revenue       2.90%
                                                               $ 4,900
                              PENNSYLVANIA
 Higher Education Facilities
 Authority                            2.80%
                                                                19,000
 --------------------------------------------------------------------------
 Allentown,
 Area Hospital Authority              2.85%
                                                                 7,100
 --------------------------------------------------------------------------
 Philadelphia
   Authority for Industrial
   Development                        2.98%
                                                                12,170
   Industrial Development Authority   3.25%
                                                                 6,600
 --------------------------------------------------------------------------
 Schuylkill County,
 Industrial Development Authority     2.70%
                                                                11,600
                               TENNESSEE
 Clarksville,
 Public Building Authority            2.70%
                                                                 8,760
 --------------------------------------------------------------------------
 Maury County,
 Industrial Development Board         2.75%
                                                                 2,500
                                 TEXAS
 Brazos River Authority               3.30%
                                                                11,600
 --------------------------------------------------------------------------
 Harris County,
 Health Facilities Development Corp.  3.05%
                                                                18,400
 --------------------------------------------------------------------------
 North Central,
 Health Facility Development Corp.    3.25%
                                                                 8,000
 --------------------------------------------------------------------------
 Trinity River Authority              2.80%
                                                                 9,200
                                VIRGINIA
 Loudoun County,
 Industrial Development Authority     2.90%
                                                                 6,170
                               WASHINGTON
 Port of Vancouver                    2.80%
                                                                 8,850

                                                                           --

(value in thousands)

               WISCONSIN                    RATE                 VALUE
 Health and Education,
 Facilities Authority Revenue          2.72%
                                                                $22,480
 ---------------------------------------------------------------------------
 Eau Claire,
 Solid Waste Disposal Revenue          2.95%
                                                                 10,000
 ---------------------------------------------------------------------------
 Manitowoc,
 Industrial Development Revenue        2.90%
                                                                  4,270
 ---------------------------------------------------------------------------
 TOTAL VARIABLE RATE DEMAND SECURITIES -- 62.4%
 (AVERAGE MATURITY: 6 DAYS)
                                                                504,465

                                OTHER SECURITIES
            ALASKA                RATE            MATURITY          VALUE
 Valdez,
 Marine Terminal Revenue      3.10%          2/17/99 - 3/11/99       12,100

                             ARIZONA
 Salt River Project,
 Agricultural Improvement and
 Power District               3.07% - 3.10%  2/17/99 - 2/18/99        5,615
                            COLORADO
 Platte River
 Power Authority              3.05%          3/10/99                  6,000
                             FLORIDA
 Jacksonville,
 Electric Authority           3.10%          2/22/99 - 3/11/99       14,050
 --------------------------------------------------------------------------
 Orlando,
 Capital Improvement Revenue  3.10%          2/22/99                  6,500
 --------------------------------------------------------------------------
 Sunshine State,
 Governmental Financing
 Commission                   3.10% - 3.15%  2/16/99 - 3/9/99        14,600
                             GEORGIA
 Municipal Electric Authority 3.10%          2/12/99 - 3/8/99        13,650

  --
  24

           ILLINOIS                RATE            MATURITY          VALUE
 Educational Facilities
 Authority                     3.10%          2/9/99 - 3/11/99     $  17,660
 ---------------------------------------------------------------------------
 Health Facilities Authority   3.05%          5/13/99                  7,300
                             INDIANA
 Jasper County,
 Pollution Control Revenue     3.10%          2/16/99 - 3/11/99       31,450
 ---------------------------------------------------------------------------
 Sullivan,
 Pollution Control Revenue     3.10%          2/19/99 - 3/5/99        13,165
                              KANSAS
 Burlington,
 Pollution Control Revenue     3.05%          2/15/99                  5,965
           KENTUCKY
 Danville,
 Multi-City Lease Revenue      3.05%          2/1/99                  10,000
 ---------------------------------------------------------------------------
 Pendleton County,
 Multi-County Lease Revenue    2.95% - 3.10%  2/19/99 - 3/9/99        20,555
                            LOUISIANA
 Industrial District of
 West Baton Rouge,
 Pollution Control Revenue     3.15%          3/9/99                   3,500
                             MARYLAND
 Anne Arundel County,
 Port Facilities Revenue       3.00% - 3.10%  2/10/99 - 3/18/99       23,120

                                                                           --

(value in thousands)
          MISSISSIPPI              RATE            MATURITY          VALUE
 Claiborne County,
 Pollution Control Revenue     3.00%          3/18/99              $   2,000
                             NEW YORK
 Nassau County,
 General Obligation            3.05% - 3.10%  3/30/99 - 12/22/99      18,536
 ---------------------------------------------------------------------------
 New York City,
 Municipal Water Finance
 Authority                     2.90%          2/16/99                  6,000
                          SOUTH CAROLINA
 Public Service Authority      3.05% - 3.15%  2/16/99 - 3/10/99       12,000
                              TEXAS
 Municipal Power Agency        3.05% - 3.10%  2/11/99 - 3/11/99       24,500
 ---------------------------------------------------------------------------
 Water Systems Notes           3.10%          2/17/99                  7,100
 ---------------------------------------------------------------------------
 Texas A&M University          3.00%          3/8/99                   4,800
 ---------------------------------------------------------------------------
 Houston,
 Water and Sewer System        3.15%          3/11/99                  6,000
           VIRGINIA
 Chesterfield County,
 Industrial Development
 Authority                     3.05% - 3.10%  2/10/99 - 2/11/99       13,350
 ---------------------------------------------------------------------------
 TOTAL OTHER SECURITIES -- 37.0%
 (AVERAGE MATURITY: 36 DAYS)                                         299,516
 ---------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 99.4%
 (AVERAGE MATURITY: 18 DAYS)                                         803,981
 ---------------------------------------------------------------------------
 CASH AND OTHER ASSETS, LESS LIABILITIES -- .6%                        5,161
 ---------------------------------------------------------------------------
 NET ASSETS -- 100%                                                $ 809,142

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

  --
  26
notes to
portfolios of investments
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at January 31, 1999. The dates shown represent the demand date or the next interest rate change date. Securities in the Zurich Tax-Free Money Fund shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At January 31, 1999, the value of illiquid securities was $60,000,000 in the Zurich Money Market Fund, which represented 1.2% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities or U.S. Government Agency securities. All collateral is held at the Funds' custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Funds so that its market value exceeds the carrying value of the repurchase agreement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           --
financial statements
 STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999 (unaudited)
(in thousands)


             ASSETS              MONEY MARKET   GOVERNMENT   TAX-FREE
 Investments, at amortized
 cost:
   Short-term securities          $4,549,990     512,759     803,981
 --------------------------------------------------------------------
   Repurchase agreements             300,000     194,000          --
 --------------------------------------------------------------------
 Cash                                     --         506       2,913
 --------------------------------------------------------------------
 Interest receivable                  11,300       2,503       3,196
 ------------------------------------------------------------------------
 TOTAL ASSETS                      4,861,290     709,768     810,090
                        LIABILITIES AND NET ASSETS
 Cash overdraft                        8,693          --          --
 --------------------------------------------------------------------
 Payable for:
   Dividends                           4,464         707         464
 --------------------------------------------------------------------
   Management fee                      1,239         258         230
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses           1,680         121         172
 --------------------------------------------------------------------
   Trustees' fees and other            1,183          73          82
 ------------------------------------------------------------------------
 TOTAL LIABILITIES                    17,259       1,159         948
 ------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO
 SHARES OUTSTANDING               $4,844,031     708,609     809,142
                          THE PRICING OF SHARES
 Shares outstanding                4,844,031     708,609     809,142
 --------------------------------------------------------------------
 Net asset value and redemption
 price per share                      $1.00         1.00        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  --
  28

 STATEMENT OF OPERATIONS
Six months ended January 31, 1999 (unaudited)

(in thousands)

     NET INVESTMENT INCOME       MONEY MARKET   GOVERNMENT   TAX-FREE
 Interest income                   $132,039      18,627       14,053
 --------------------------------------------------------------------
 Expenses:
   Management fee                     6,458          972       1,097
 --------------------------------------------------------------------
   Custodian and transfer agent
   fees and related expenses          4,148          451         287
 --------------------------------------------------------------------
   Reports to shareholders              294           45           9
 --------------------------------------------------------------------
   Registration costs                    20            9           9
 --------------------------------------------------------------------
   Professional fees                     62            2          12
 --------------------------------------------------------------------
   Trustees' fees and other             605           14          24
 --------------------------------------------------------------------
      Total expenses                 11,587        1,493       1,438
 --------------------------------------------------------------------
 Net investment income             $120,452      17,134       12,615

                                                                           --

Six months ended January 31, 1999 (unaudited) and year ended July 31, 1998

(in thousands)
 STATEMENT OF CHANGES IN NET ASSETS

 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
 Net investment income
 ----------------------------------------------------------------
 Dividends to shareholders from net investment income
 ----------------------------------------------------------------
 Capital share transactions
 (dollar amounts and number of shares are the same):
        Shares sold
 ----------------------------------------------------------------
        Shares issued in reinvestment of dividends
 ----------------------------------------------------------------
 ----------------------------------------------------------------
        Shares redeemed
 ----------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS AND
 TOTAL INCREASE (DECREASE) IN NET ASSETS

                            NET ASSETS
 Beginning of period
 ----------------------------------------------------------------
 END OF PERIOD

  --
  30

          MONEY MARKET              GOVERNMENT               TAX-FREE
       1999          1998         1999        1998        1999        1998
    $   120,452      235,535       17,134     35,113       12,615     27,214
----------------------------------------------------------------------------
       (120,452)    (235,535)     (17,134)   (35,113)     (12,615)   (27,214)
----------------------------------------------------------------------------
      4,359,644    7,670,002      341,389    646,450      447,298    851,664
----------------------------------------------------------------------------
        116,250      227,005       16,574     33,991       12,321     26,435
----------------------------------------------------------------------------
      4,475,894    7,897,007      357,963    680,441      459,619    878,099
----------------------------------------------------------------------------
     (4,170,490)  (7,720,315)    (336,225)  (664,709)    (466,371)  (833,520)
--------------------------------------------------------------------------------
        305,404      176,692       21,738     15,732       (6,752)    44,579

      4,538,627    4,361,935      686,871    671,139      815,894    771,315
-----------------------------------------------------------------
    $ 4,844,031    4,538,627      708,609    686,871      809,142    815,894

                                                                           --
notes to
financial statements
 1. DESCRIPTION OF THE FUNDS
Zurich Money Funds (the "Trust") is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three investment funds ("Funds"). Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

 2. SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES. Expenses arising in connection with a fund are allocated to that fund. Other trust expenses are allocated among the Funds in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for Zurich Money Market Fund and Zurich Government Money Fund and at 11:00 a.m. and 3:00 p.m. Central time for Zurich Tax-Free Money Fund. Each fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

  --
  32

FEDERAL INCOME TAXES. Each fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each fund paid no federal income taxes and no federal income tax provision was required.

 3. TRANSACTIONS WITH AFFILIATES
MANAGEMENT AGREEMENT. The Funds have a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pay a monthly investment management fee of 1/12 of the annual rate of .50% of the first $215 million of combined average daily net assets declining to .25% of combined average daily net assets in excess of $800 million. During the six months ended January 31, 1999, the Funds incurred management fees of $8,527,000.

ZURICH/B.A.T MERGER. On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Trust's agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of the Trust has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former investment management agreement, except for the dates of execution and termination. Shareholders approved the new investment management agreement through a proxy solicitation that concluded in mid-December.

SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $3,183,000 for the six months ended January 31, 1999.

OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the six months ended January 31, 1999, the Trust made no payments to its officers and incurred trustees' fees of $49,000 to independent trustees.

                                                                           --
financial highlights
 ZURICH MONEY MARKET FUND

 PER SHARE OPERATING PERFORMANCE
                          SIX
                         MONTHS
                         ENDED
                        JANUARY
                          31,                     YEAR ENDED JULY 31,
                          1999     -------------------------------------------------
                        (UNAUDITED)    1998        1997         1996         1995
 Net asset value,
 beginning of period       $1.00         1.00         1.00         1.00         1.00
 -----------------------------------------------------------------------------------
 Net investment income       .03          .05          .05          .05          .05
 -----------------------------------------------------------------------------------
 Less dividends
 declared                    .03          .05          .05          .05          .05
 -----------------------------------------------------------------------------------
 Net asset value, end
 of period                 $1.00         1.00         1.00         1.00         1.00
 ----------------------------------------------------------------------
 TOTAL RETURN
 (NOT ANNUALIZED)          2.58%         5.38         5.27         5.34         5.34

               RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 Expenses                   .48%          .48          .45          .50          .52
 -----------------------------------------------------------------------------------
 Net investment income     4.98%         5.24         5.14         5.20         5.19
                           SUPPLEMENTAL DATA
 Net assets at end of
 period (in thousands)  $4,844,031  4,538,627    4,361,935    4,225,775    4,025,098

Note: Zurich Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

  --
  34

 ZURICH GOVERNMENT MONEY FUND

 PER SHARE OPERATING PERFORMANCE
                          SIX
                         MONTHS
                         ENDED
                        JANUARY
                          31,                 YEAR ENDED JULY 31,
                          1999     -----------------------------------------
                        (UNAUDITED)   1998      1997       1996       1995
 Net asset value,
 beginning of period       $1.00       1.00       1.00       1.00       1.00
 ---------------------------------------------------------------------------
 Net investment income       .02        .05        .05        .05        .05
 ---------------------------------------------------------------------------
 Less dividends
 declared                    .02        .05        .05        .05        .05
 ---------------------------------------------------------------------------
 Net asset value, end
 of period                 $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------
 TOTAL RETURN
 (NOT ANNUALIZED)          2.46%       5.33       5.26       5.34       5.36

            RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 Expenses                   .42%        .43        .44        .46        .46
 ---------------------------------------------------------------------------
 Net investment income     4.82%       5.20       5.13       5.20       5.21
                        SUPPLEMENTAL DATA
 Net assets at end of
 period (in thousands)  $708,609    686,871    671,139    672,041    603,601

                                                                           --

 ZURICH TAX-FREE MONEY FUND

 PER SHARE OPERATING PERFORMANCE
                          SIX
                         MONTHS
                         ENDED
                        JANUARY
                          31,                 YEAR ENDED JULY 31,
                          1999     -----------------------------------------
                        (UNAUDITED)   1998      1997       1996       1995
 Net asset value,
 beginning of period       $1.00       1.00       1.00       1.00       1.00
 ---------------------------------------------------------------------------
 Net investment income       .02        .03        .03        .03        .03
 ---------------------------------------------------------------------------
 Less dividends
 declared                    .02        .03        .03        .03        .03
 ---------------------------------------------------------------------------
 Net asset value, end
 of period                 $1.00       1.00       1.00       1.00       1.00
 ----------------------------------------------------------------
 TOTAL RETURN
 (NOT ANNUALIZED)           1.56%      3.46       3.39       3.44       3.53

            RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 Expenses                    .35%       .36        .37        .39        .40
 ---------------------------------------------------------------------------
 Net investment income      3.07%      3.39       3.33       3.38       3.46
                        SUPPLEMENTAL DATA
 Net assets at end of
 period (in thousands)  $809,142    815,894    771,315    729,018    760,143

  --
  36
special shareholders'
meeting
 ZURICH MONEY FUNDS
On December 17, 1998, a special shareholders' meeting was held. Zurich Money Funds shareholders were asked to vote on two separate issues: approval of the new Investment Agreement between the Funds and Scudder Kemper Investments, Inc. and to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The following are the results.

1) APPROVAL OF THE NEW INVESTMENT AGREEMENT BETWEEN THE FUND AND SCUDDER KEMPER INVESTMENTS, INC. THIS ITEM WAS APPROVED.

                                            FOR           AGAINST        ABSTAIN
Money Market Fund                      2,377,728,230    107,106,927    122,880,116
Government Money Fund                    345,495,462     19,622,938     20,275,119
Tax-Free Money Fund                      422,401,185     24,946,986     17,478,867

2) TO MODIFY OR ELIMINATE CERTAIN POLICIES AND TO ELIMINATE THE SHAREHOLDER APPROVAL REQUIREMENT AS TO CERTAIN OTHER MATTERS. THIS ITEM WAS APPROVED.

INVESTMENT OBJECTIVES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,134,319,128   227,033,368   224,980,088      21,382,691
Government Money Fund      306,578,273    40,224,085    37,360,370       1,230,790
Tax-Free Money Fund        374,041,849    45,704,097    40,773,756       4,307,336

INVESTMENT POLICIES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,133,181,310   227,775,489   225,375,784      21,382,691
Government Money Fund      306,576,374    40,217,338    37,369,016       1,230,790
Tax-Free Money Fund        374,307,798    45,213,838    40,998,066       4,307,336

DIVERSIFICATION

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,138,733,930   222,204,091   225,394,562      21,382,691
Government Money Fund      306,598,340    40,197,202    37,367,186       1,230,790
Tax-Free Money Fund        375,680,348    43,841,288    40,998,066       4,307,336

                                                                           --

BORROWING

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,128,000,868   232,939,852   225,391,863      21,382,691
Government Money Fund      305,957,548    40,837,994    37,367,186       1,230,790
Tax-Free Money Fund        372,819,272    46,702,364    40,998,066       4,307,336

SENIOR SECURITIES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,143,091,076   217,854,379   225,387,128      21,382,691
Government Money Fund      307,605,153    39,190,389    37,367,186       1,230,790
Tax-Free Money Fund        376,154,719    43,366,917    40,998,066       4,307,336

CONCENTRATION

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,140,013,202   220,927,518   225,391,863      21,382,691
Government Money Fund      307,528,038    39,267,504    37,367,186       1,230,790
Tax-Free Money Fund        375,446,252    44,075,384    40,998,066       4,307,336

UNDERWRITING OF SECURITIES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,142,267,935   218,672,785   225,391,863      21,382,691
Government Money Fund      307,649,385    39,146,158    37,367,186       1,230,790
Tax-Free Money Fund        376,297,784    43,223,852    40,998,066       4,307,336

INVESTMENT IN REAL ESTATE

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,137,155,274   223,785,446   225,391,863      21,382,691
Government Money Fund      306,936,318    39,859,225    37,367,186       1,230,790
Tax-Free Money Fund        375,215,463    44,306,172    40,998,066       4,307,336

PURCHASE OF COMMODITIES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,132,702,853   228,029,478   225,600,252      21,382,691
Government Money Fund      306,757,018    40,036,694    37,369,016       1,230,790
Tax-Free Money Fund        374,547,891    44,973,745    40,998,066       4,307,336

  --
  38

LENDING

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,135,358,592   225,587,233   225,386,758      21,382,691
Government Money Fund      307,109,442    39,686,100    37,367,186       1,230,790
Tax-Free Money Fund        373,333,383    46,188,253    40,998,066       4,307,336

MARGIN PURCHASES AND SHORT SALES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,116,233,469   244,673,148   225,425,967      21,382,691
Government Money Fund      304,976,171    41,819,371    37,367,186       1,230,790
Tax-Free Money Fund        370,340,845    49,180,791    40,998,066       4,307,336

PURCHASES OF SECURITIES OF RELATED ISSUERS

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,132,292,077   228,568,958   225,471,549      21,382,691
Government Money Fund      306,721,063    40,074,480    37,367,186       1,230,790
Tax-Free Money Fund        372,359,935    47,161,701    40,998,066       4,307,336

RESTRICTED AND ILLIQUID SECURITIES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,116,455,894   244,198,195   225,678,495      21,382,691
Government Money Fund      305,032,428    41,763,115    37,367,186       1,230,790
Tax-Free Money Fund        368,951,440    50,570,196    40,998,066       4,307,336

PURCHASES OF SECURITIES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,133,736,874   227,142,971   225,452,739      21,382,691
Government Money Fund      306,816,564    39,978,978    37,367,186       1,230,790
Tax-Free Money Fund        373,013,652    46,507,983    40,998,066       4,307,336

PURCHASES OF OPTIONS AND WARRANTS

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,125,694,626   235,166,408   225,471,549      21,382,691
Government Money Fund      305,789,475    41,006,068    37,367,186       1,230,790
Tax-Free Money Fund        371,414,677    48,106,959    40,998,066       4,307,336

                                                                           --

INVESTMENT FOR THE PURPOSE OF EXERCISING CONTROL OR MANAGEMENT

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,126,340,318   234,540,969   225,451,296      21,382,691
Government Money Fund      306,011,909    40,783,633    37,367,186       1,230,790
Tax-Free Money Fund        371,724,618    47,797,017    40,998,066       4,307,336

INVESTMENT IN MINERAL EXPLORATION

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,114,021,420   246,679,704   225,631,460      21,382,691
Government Money Fund      305,256,223    41,539,319    37,367,186       1,230,790
Tax-Free Money Fund        369,392,373    50,129,263    40,998,066       4,307,336

INVESTMENT IN ISSUERS WITH SHORT HISTORIES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,112,731,234   247,988,700   225,612,650      21,382,691
Government Money Fund      304,527,137    42,268,405    37,367,186       1,230,790
Tax-Free Money Fund        368,649,251    50,872,385    40,998,066       4,307,336

INVESTMENT IN OTHER INVESTMENT COMPANIES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,130,419,600   230,300,333   225,612,650      21,382,691
Government Money Fund      306,481,240    40,298,232    37,383,256       1,230,790
Tax-Free Money Fund        373,344,441    46,177,195    40,998,066       4,307,336

INVESTMENT OTHER THAN IN ACCORDANCE WITH OBJECTIVE AND POLICIES

                              FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
Money Market Fund        2,107,926,782   252,793,152   225,612,650      21,382,691
Government Money Fund      304,430,693    42,364,850    37,367,186       1,230,790
Tax-Free Money Fund        369,717,319    49,804,316    40,998,066       4,307,336

  --
  40

                             TRUSTEES AND OFFICERS


TRUSTEES                OFFICERS

DANIEL PIERCE           MARK S. CASADY          MAUREEN E. KANE
Chairman and Trustee    President               Assistant Secretary

LEWIS A. BURNHAM        PHILIP J. COLLORA       CAROLINE PEARSON
Trustee                 Vice President and      Assistant Secretary
                        Secretary

DONALD L. DUNAWAY       ANN M. MCCREARY         ELIZABETH C. WERTH
Trustee                 Vice President          Assistant Secretary

ROBERT B. HOFFMAN       ROBERT C. PECK JR.      BRENDA LYONS
Trustee                 Vice President          Assistant Treasurer

DONALD R. JONES         KATHRYN L. QUIRK
Trustee                 Vice President

THOMAS W. LITTAUER      FRANK J. RACHWALSKI, JR.
Trustee and             Vice President
Vice President

SHIRLEY D. PETERSON     LINDA J. WONDRACK
Director                Vice President

WILLIAM P. SOMMERS      JOHN R. HEBBLE
Trustee                 Treasurer

-------------------------------------------------------------------------------
LEGAL COUNSEL           VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                        222 North LaSalle Street
                        Chicago, IL 60601
-------------------------------------------------------------------------------
SHAREHOLDER SERVICE     KEMPER SERVICE COMPANY
AGENT                   P.O. Box 419066
                        Kansas City, MO 64141-6066
-------------------------------------------------------------------------------
CUSTODIAN AND           INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT          801 Pennsylvania
                        Kansas City, MO 64105


Printed in the U.S.A. on recycled paper

This report must be preceded or
accompanied by a Zurich Money Funds prospectus

                                                                   [ZURICH LOGO]

1069530
Telephone: 1-888-ZURICH-1 (987-4241)
ZMF-3(3/99)